Consolidated Statements of Comprehensive Income $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 TWD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 TWD ($) $ / shares	Dec. 31, 2019 TWD ($) $ / shares
Statement [LineItems]
Revenue	$ 27,400,035	$ 987,745	$ 23,011,381	$ 20,337,881
Cost of revenue	(20,146,057)	(726,246)	(17,979,208)	(16,411,742)
Gross profit	7,253,978	261,499	5,032,173	3,926,139
Sales and marketing expenses	(73,928)	(2,665)	(56,978)	(56,076)
General and administrative expenses	(604,029)	(21,774)	(528,759)	(498,241)
Research and development expenses	(1,139,219)	(41,068)	(1,015,512)	(1,007,631)
Other income (expenses), net	125,587	4,527	135,578	92,928
Operating profit	5,562,389	200,519	3,566,502	2,457,119
Interest income	9,980	360	27,778	64,368
Other income	34,496	1,243	21,157	10,759
Other gains and losses	(65,829)	(2,373)	(323,267)	(148,414)
Finance costs	(131,184)	(4,729)	(171,482)	(180,262)
Share of (loss) profit of associates and joint ventures accounted for using equity method	625,733	22,557	(147,329)	(154,926)
Gain on disposal of investment accounted for using equity method				973,609
Profit before income tax	6,035,585	217,577	2,973,359	3,022,253
Income tax expense	(1,098,318)	(39,593)	(594,381)	(513,679)
Profit for the year	4,937,267	177,984	2,378,978	2,508,574
Other comprehensive income (loss):
Profit (Loss) on remeasurements of defined benefit plans	(14,999)	(541)	(51,990)	20,916
Unrealized (loss) gain on valuation of equity instruments at fair value through other comprehensive income	122,514	4,416	140,199	(52,549)
Share of other comprehensive income of associates and joint ventures accounted for using equity method that will not be reclassified to profit or loss	28,843	1,040	23,143	5,732
Income tax effect on components that will not be reclassified to profit or loss	(27,460)	(990)	(24,396)	2,833
Components of other comprehensive (loss) income that will not be reclassified to profit or loss	108,898	3,925	86,956	(23,068)
Exchange differences on translation of foreign operations	(24,695)	(890)	28,352	(104,198)
Components of other comprehensive (loss) income that will be reclassified to profit or loss	(24,695)	(890)	28,352	(104,198)
Other comprehensive (loss) income, net of income tax	84,203	3,035	115,308	(127,266)
Total comprehensive income for the year	$ 5,021,470	$ 181,019	$ 2,494,286	$ 2,381,308
Ordinary shares [member]
Other comprehensive income (loss):
Earnings per share — basic | (per share)	$ 6.79	$ 0.24	$ 3.27	$ 3.45
Earnings per share — diluted | (per share)	6.65	0.24	3.23	3.40
American depositary share (each representing 20 common shares) [member]
Other comprehensive income (loss):
Earnings per share — basic | (per share)	135.78	4.89	65.42	69.00
Earnings per share — diluted | (per share)	$ 132.93	$ 4.79	$ 64.57	$ 68.06